Schedule of Accrued Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Commissions payable	[1]	$ 2,488	$ 1,898
Accrued interest expense		5,958	6,036
Post-restructuring capital structure which includes debt			448,200
Former CEO
Commissions payable			9,600
Predecessor
Commissions payable				$ 2,143
Accrued interest expense				15,021
Sonatide joint venture
Commissions payable		$ 30,200	36,400
Accrued interest expense			$ 36,400
Sonatide joint venture | Predecessor
Accrued interest expense				$ 34,700

[1]	Excludes $30.2 million and $36.4 million of commissions due to Sonatide at June 30, 2018 and December 31, 2017, respectively. These amounts are included in amounts due to affiliates.